Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Current federal income tax										$ 1,001	$ 780	$ 491
Current state income tax										27	159	129
Deferred federal income tax										5,513	27	410
Deferred state income tax										312	18	108
Total income tax expense	$ 382	$ 6,185	$ 75	$ 477	$ 116	$ 177	$ 223	$ 303	$ 281	$ 6,853	$ 984	$ 1,138